PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS, Additional Disclosures 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	$ 0.0	$ 39.9
Settlement loss recognized	(5.8)
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain recognized	0.0	0.4	$ 0.0
Plan amendments	0.0	0.0
Expected payments	99.4
Settlement loss recognized	0.0	0.5	0.0
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan amendments			7.2
Expected payments			4.4
Plan amendment payment		2.6
Other benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	0.0	39.9
Expected payments	2.5
Settlement loss recognized	$ 5.8	$ 0.1	$ 0.0
Rowan Norway Limited [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected reduction in plan participants, percentage	50.00%